SEGMENT INFORMATION - Non-current assets presented by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	$ 364,792	$ 337,693
Singapore
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	29,875	41,741
United States of America
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	94,503	84,740
Australia
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	42,598	41,896
Others
SEGMENT INFORMATION
Non-current assets excluding other financial assets, other receivables, rental and other deposits, prepayment and deferred tax assets	$ 197,816	$ 169,316